INTANGIBLE ASSETS AND GOODWILL - Changes in net carrying amounts of intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	$ 11,110	$ 11,149
Net additions	1,811	58
Amortization	(93)	(95)
Other		(2)
Net carrying amount	12,828	11,110
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	47	84
Net additions	2	0
Amortization	(16)	(37)
Other		0
Net carrying amount	33	47
Intangible assets excluding goodwill and acquired program rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	7,017	7,050
Net additions	1,733	4
Amortization	(16)	(37)
Other		0
Net carrying amount	8,734	7,017
Acquired program rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	188	194
Net additions	60	54
Amortization	(77)	(58)
Other		(2)
Net carrying amount	171	188
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	3,905	3,905
Net additions	18	0
Amortization	0	0
Other		0
Net carrying amount	3,923	3,905
Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	7,205	7,244
Net additions	1,793	58
Amortization	(93)	(95)
Other		(2)
Net carrying amount	8,905	7,205
Spectrum licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	6,600	6,600
Net additions	1,731	0
Amortization	0	0
Other		0
Net carrying amount	8,331	6,600
Broadcast licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	234	230
Net additions	0	4
Amortization	0	0
Other		0
Net carrying amount	234	234
Brand names
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	136	136
Net additions	0	0
Amortization	0	0
Other		0
Net carrying amount	$ 136	$ 136